UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07705
                                                     ---------
                               Phoenix Asset Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer        John H. Beers, Esq.
      Counsel and Secretary for Registrant     Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
             One American Row                      One American Row
          Hartford, CT 06103-2899              Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX ASSET TRUST
GLOSSARY
SEPTEMBER 30, 2006 (UNAUDITED)


AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FNMA or "Fannie Mae"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA or "Ginnie Mae"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

XLCA
XL Capital Assurance

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                      PAR VALUE
                                                         (000)       VALUE
                                                      ---------   -----------
MUNICIPAL BONDS(d)--99.2%

DEVELOPMENT REVENUE--4.5%
Los Angeles County Public Works Financing
  Authority Series A 5.50%, 10/1/18 (FSA
  Insured)                                              $  450    $   492,250
Ontario Redevelopment Financing Authority
  Project No. 1 6.90%, 8/1/10 (MBIA Insured)                70         78,607
Ontario Redevelopment Financing Authority
  Project No. 1 Center City & Cimarron 5.25%,
  8/1/13 (MBIA Insured)                                    500        541,815
Riverside County Redevelopment Agency Jurupa
  Valley Project 5.25%, 10/1/17 (AMBAC Insured)            250        272,158
                                                                  -----------
                                                                    1,384,830
                                                                  -----------
EDUCATION REVENUE--0.6%
California State Daily-Kindergarten-University-A-4
  3.61%, 5/1/34(c)                                         200        200,000

FACILITIES REVENUE--1.7%
California State Public Works Board Series C
  5.25%, 11/1/20                                           500        529,075

GENERAL OBLIGATION--19.6%
Brea Olinda Unified School District Series A 6%,
  8/1/15 (FGIC Insured)                                    150        175,888
Butte Glenn Community College Series A 5.50%,
  8/1/19                                                 1,000      1,107,670
California State 6.25%, 4/1/08                             825        858,916
California State 5.50%, 4/1/10 (MBIA Insured)              200        213,378
California State Unrefunded Balance - 2001
  5.25%, 6/1/16                                             80         81,000
Desert Community College District 5%, 8/1/18
  (MBIA Insured)                                           990      1,075,991
Grossmont-Cuyamaca Community College Series
  A 5%, 8/1/19 (MBIA Insured)                              250        266,635
Metropolitan Water District Southern California
  Series A Unrefunded Balance 5.25%, 3/1/11                180        186,277
San Diego County Certificates of Participation
  5.25%, 11/1/15 (AMBAC Insured)                           960      1,040,256
Santa Ana Unified School District 5.70%, 8/1/22
  (FGIC Insured)                                           400        434,580


                                                      PAR VALUE
                                                         (000)       VALUE
                                                      ---------   -----------
GENERAL OBLIGATION--(CONTINUED)
Wiseburn School District Series A 5%, 8/1/17
  (MBIA Insured)                                        $  580    $   633,557
                                                                  -----------
                                                                    6,074,148
                                                                  -----------
GENERAL REVENUE--13.1%
California State Economic Recovery Series C-5
  3.61%, 7/1/23 (State Guaranteed)(c)                      400        400,000
California State Public Works Board - Health
  Services 5%, 11/1/17 (XLCA Insured)                      460        497,982
Commonwealth of Puerto Rico Public Finance
  Corp. Series A 5.25%, 8/1/30 (AMBAC
  Insured)(c)                                              500        537,870
San Jose Financing Authority Convention Center
  Project Series F 5%, 9/1/15 (MBIA Insured)             1,000      1,062,900
Santa Clara County Finance Authority VMC
  Facility Project Series A 7.75%, 11/15/11
  (AMBAC Insured)                                          400        477,088
South Coast Air Quality Management Corp. 6%,
  8/1/11 (AMBAC Insured)                                 1,000      1,098,870
                                                                  -----------
                                                                    4,074,710
                                                                  -----------
HIGHER EDUCATION REVENUE--1.9%
California Educational Facilities Authority Revenue
  5.375%, 10/1/16                                           60         61,276
University of California Series A 5%, 5/15/10
  (AMBAC Insured)                                          500        527,145
                                                                  -----------
                                                                      588,421
                                                                  -----------
MEDICAL REVENUE--1.9%
California Health Facilities Financing Authority
  Series A 5%, 11/15/14                                    250        268,215
California Statewide Communities Development
  Authority Certificates of Participation 3.56%,
  8/15/27(c)                                               200        200,000
San Joaquin County Certificates of Participation -
  General Hospital Project 5.25%, 9/1/12 (MBIA
  Insured)                                                 100        105,728
                                                                  -----------
                                                                      573,943
                                                                  -----------

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND


                                                      PAR VALUE
                                                         (000)       VALUE
                                                      ---------   -----------
MUNICIPAL UTILITY DISTRICT REVENUE--7.1%
Los Angeles Water and Power Series A -A-2 5%,
  7/1/19                                                $  760    $   810,487
Sacramento Municipal Utility District Series O
  5.25%, 8/15/10 (MBIA Insured)                            500        533,395
Sacramento Municipal Utility District Series O
  5.25%, 8/15/15 (MBIA Insured)                            310        334,198
Sacramento Municipal Utility District Series P
  5.25%, 8/15/17 (FSA Insured)                             500        537,410
                                                                  -----------
                                                                    2,215,490
                                                                  -----------
NEW PUBLIC HOUSING REVENUE--1.3%
California Housing Finance Agency Revenue
  Bonds Multifamily Housing Series D 3.62%,
  2/1/31(c)                                                400        400,000

POWER REVENUE--9.9%
California State Department of Water Resource
  Power Supply Series A 5.25%, 5/1/09
  (MBIA Insured)                                         1,000      1,044,970
City of Pasadena 5%, 6/1/17 (MBIA Insured)                 300        318,003
Northern California Power Agency Public Power -
  Hydroelectric Project No. 1 Series A 5%, 7/1/15
  (MBIA Insured)                                         1,000      1,033,630
Southern California Public Power Authority
  Transmission Project Series B 5%, 7/1/12
  (FSA Insured)                                            635        684,466
                                                                  -----------
                                                                    3,081,069
                                                                  -----------
PRE-REFUNDED--7.8%
California Educational Facilities Authority
  Revenue Pre-refunded 10/1/06 @ 102 5.375%,
  10/1/16                                                  190        193,800
Contra Costa County Home Mortgage 7.50%,
  5/1/14 (GNMA Collateralized)(b)                          500        618,535
Cypress Residential Mortgage Series B 7.25%,
  1/1/12 (Private Mortgage Insurance)(b)                   200        235,200
Duarte Redevelopment Agency Single Family
  Mortgage  Series A 6.875%, 11/1/11 (FNMA
  Collateralized)(b)                                       300        346,545
Modesto Wastewater Treatment Facilities 6%,
  11/1/12 (MBIA Insured)(b)                                735        835,181
Stockton Housing Authority O'Connor Woods
  Project Series A 5.60%, 3/20/28 Pre-refunded
  9/20/17 @ 100 (GNMA Collateralized)                      200        201,808
                                                                  -----------
                                                                    2,431,069
                                                                  -----------


                                                      PAR VALUE
                                                         (000)       VALUE
                                                      ---------   -----------
TRANSPORTATION REVENUE--4.9%
Alameda Corridor Transportation Authority Series
  A 5.125%, 10/1/16 (MBIA Insured)                      $  150    $   157,781
Alameda Corridor Transportation Authority Series
  A 5.125%, 10/1/17 (MBIA Insured)                         125        131,266
Port of Oakland Series I 5.60%, 11/1/19
  (MBIA Insured)                                         1,000      1,042,620
San Francisco Bay Area Rapid Transit Financing
  Authority 5.25%, 7/1/17                                  180        186,620
                                                                  -----------
                                                                    1,518,287
                                                                  -----------
VETERAN REVENUE--3.0%
State of California Veterans Bonds Series 5.15%,
  12/1/14                                                  895        930,478
WATER & SEWER REVENUE--21.9%
California State Department of Water Resource
  Power Supply 3.66%, 5/1/22(c)                            300        300,000
California State Department of Water Resources
  Series T 5.125%, 12/1/12                                 250        260,470
California State Department of Water Resources
  Series W 5.50%, 12/1/13 (FSA-CR Insured)               1,000      1,121,590
East Bay Municipal Utility District Water System
  5.25%, 6/1/18 (MBIA Insured)                           1,035      1,113,101
El Dorado Irrigation District Certificates of
  Participation Series A 5.25%, 3/1/16 (FGIC
  Insured)                                                 365        399,179
Metropolitan Water District of Southern California
  Series B 5%, 7/1/13                                      500        543,415
Modesto Wastewater Series A 5%, 11/1/19 (FSA
  Insured)                                                 245        265,815
Mountain View Shoreline Regional Park
  Community Series A 5.50%, 8/1/21
  (MBIA Insured)                                         1,000      1,021,090
Redlands Financing Authority Series A 5%,
  9/1/17 (FSA Insured)                                   1,000      1,057,470
Sweetwater Water Authority 5.25%, 4/1/10
  (AMBAC Insured)                                          165        169,942
Westlands Water District  Certificates of
  Participation 5.25%, 9/1/14
  (MBIA Insured)                                           500        549,270
                                                                  -----------
                                                                    6,801,342
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $30,494,086)                                      30,802,862
-----------------------------------------------------------------------------

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND



TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $30,494,086)                                      30,802,862(a)

Other assets and liabilities, net--0.8%                               250,603
                                                                  -----------
NET ASSETS--100.0%                                                $31,053,465
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $460,757 and gross depreciation of $151,981 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $30,494,086.
(b) Escrowed to maturity.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) At September 30, 2006, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
    California 97%. At September 30, 2006, 76% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 39%, FSA 12%, and AMBAC 13%.

PHOENIX RISING DIVIDENDS FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)



                                                       SHARES        VALUE
                                                     ----------   -----------
DOMESTIC COMMON STOCKS--97.4%

AIR FREIGHT & LOGISTICS--1.7%
United Parcel Service, Inc. Class B                     21,700    $ 1,561,098

ASSET MANAGEMENT & CUSTODY BANKS--1.4%
State Street Corp.                                      21,500      1,341,600

COMMUNICATIONS EQUIPMENT--1.8%
QUALCOMM, Inc.                                          46,700      1,697,545

COMPUTER HARDWARE--4.2%
Diebold, Inc.(c)                                        37,700      1,641,081
International Business Machines Corp.                   28,210      2,311,527
                                                                  -----------
                                                                    3,952,608
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Automatic Data Processing, Inc.                         39,630      1,876,084

DEPARTMENT STORES--1.7%
Nordstrom, Inc.                                         38,200      1,615,860

DIVERSIFIED BANKS--4.5%
U.S. Bancorp                                            47,000      1,561,340
Wells Fargo & Co.                                       74,560      2,697,581
                                                                  -----------
                                                                    4,258,921
                                                                  -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
Cintas Corp.                                            42,200      1,723,026

ELECTRIC UTILITIES--1.5%
Southern Co. (The)(c)                                   41,800      1,440,428

FOOTWEAR--2.0%
Nike, Inc. Class B                                      21,700      1,901,354

HEALTH CARE EQUIPMENT--3.3%
Biomet, Inc.(c)                                         41,400      1,332,666
Medtronic, Inc.                                         37,800      1,755,432
                                                                  -----------
                                                                    3,088,098
                                                                  -----------
HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The)                              30,500      1,890,390

HYPERMARKETS & SUPER CENTERS--4.8%
Costco Wholesale Corp.                                  32,300      1,604,664
Wal-Mart Stores, Inc.                                   59,100      2,914,812
                                                                  -----------
                                                                    4,519,476
                                                                  -----------

                                                       SHARES        VALUE
                                                     ----------   -----------
INDUSTRIAL CONGLOMERATES--6.1%
3M Co.                                                  25,000    $ 1,860,500
General Electric Co.                                   111,360      3,931,008
                                                                  -----------
                                                                    5,791,508
                                                                  -----------
INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc.                               30,240      1,357,776

INTEGRATED OIL & GAS--9.8%
Chevron Corp.                                           33,100      2,146,866
ConocoPhillips                                          47,900      2,851,487
Exxon Mobil Corp.                                       63,340      4,250,114
                                                                  -----------
                                                                    9,248,467
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.3%
AT&T, Inc.                                              96,600      3,145,296

INVESTMENT BANKING & BROKERAGE--3.0%
Morgan Stanley                                          38,200      2,785,162

LIFE & HEALTH INSURANCE--3.3%
AFLAC, Inc.                                             34,500      1,578,720
MetLife, Inc.                                           26,800      1,519,024
                                                                  -----------
                                                                    3,097,744
                                                                  -----------
MANAGED HEALTH CARE--1.5%
UnitedHealth Group, Inc.                                27,700      1,362,840

MOVIES & ENTERTAINMENT--1.6%
Walt Disney Co. (The)                                   47,400      1,465,134

MULTI-LINE INSURANCE--1.6%
American International Group, Inc.                      22,500      1,490,850

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Apache Corp.                                            14,500        916,400

OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp.                                   50,300      2,694,571
Citigroup, Inc.                                         29,400      1,460,298
                                                                  -----------
                                                                    4,154,869
                                                                  -----------
PERSONAL PRODUCTS--1.5%
Avon Products, Inc.                                     47,300      1,450,218

PHARMACEUTICALS--7.5%
Abbott Laboratories                                     33,400      1,621,904
Johnson & Johnson                                       60,870      3,952,898

PHOENIX RISING DIVIDENDS FUND

                                                       SHARES        VALUE
                                                     ----------   -----------
PHARMACEUTICALS--(CONTINUED)
Wyeth                                                   29,900    $ 1,520,116
                                                                  -----------
                                                                    7,094,918
                                                                  -----------
PUBLISHING--1.9%
Gannett Co., Inc.                                       31,200      1,773,096

REGIONAL BANKS--1.5%
Synovus Financial Corp.                                 49,400      1,450,878

SEMICONDUCTORS--3.7%
Intel Corp.                                             72,300      1,487,211
Linear Technology Corp.                                 65,100      2,025,912
                                                                  -----------
                                                                    3,513,123
                                                                  -----------
SOFT DRINKS--4.9%
Coca-Cola Co. (The)                                     54,360      2,428,805
PepsiCo, Inc.                                           33,600      2,192,736
                                                                  -----------
                                                                    4,621,541
                                                                  -----------
SPECIALTY CHEMICALS--2.7%
Sigma-Aldrich Corp.(c)                                  33,900      2,565,213

SYSTEMS SOFTWARE--2.0%
Microsoft Corp.                                         68,480      1,871,558

THRIFTS & MORTGAGE FINANCE--2.0%
Countrywide Financial Corp.                             53,300      1,867,632
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $83,900,202)                                      91,890,711
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $83,900,202)                                      91,890,711
                                                                  -----------


SHORT-TERM INVESTMENTS--6.1%


MONEY MARKET MUTUAL FUNDS--3.5%
State Street Navigator Prime Plus
  (5.32% seven day effective yield)(b)               3,270,271      3,270,271


                                                       PAR VALUE
                                                          (000)       VALUE
                                                       ---------   ----------
COMMERCIAL PAPER(d)--2.6%
UBS Americas 5.34%, 10/2/06                            $ 2,512    $ 2,511,627
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,781,898)                                        5,781,898
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--103.5%
(IDENTIFIED COST $89,682,100)                                      97,672,609(a)

Other assets and liabilities, net--(3.5)%                          (3,266,506)
                                                                  -----------
NET ASSETS--100.0%                                                $94,406,103
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,350,219 and gross depreciation of $2,507,210 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $90,829,600.
(b) Represents security purchased with cash collateral received for securities on loan.
(c) All or a portion of security is on loan.
(d) The rate shown is the discount rate.

PHOENIX SMALL-MID CAP FUND


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                       SHARES        VALUE
                                                     ----------  ------------
DOMESTIC COMMON STOCKS--99.7%


ADVERTISING--3.5%
Catalina Marketing Corp.(d)                            146,010   $  4,015,275

AIR FREIGHT & LOGISTICS--4.4%
Pacer International, Inc.(d)                           183,000      5,080,080

APPLICATION SOFTWARE--9.3%
Fair Isaac Corp.(d)                                    146,585      5,360,613
Jack Henry & Associates, Inc.(d)                       245,815      5,351,393
                                                                 ------------
                                                                   10,712,006
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--4.9%
Eaton Vance Corp.(d)                                   195,508      5,642,361

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--6.2%
Cintas Corp.(d)                                         53,565      2,187,059
Copart, Inc.(b)(d)                                     176,500      4,975,535
                                                                 ------------
                                                                    7,162,594
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--4.3%
Mettler-Toledo International, Inc.(b)                   75,000      4,961,250

ENVIRONMENTAL & FACILITIES SERVICES--2.6%
Stericycle, Inc.(b)(d)                                  43,400      3,028,886

HEALTH CARE SERVICES--3.7%
Pediatrix Medical Group, Inc.(b)(d)                     95,000      4,332,000

HOMEFURNISHING RETAIL--5.6%
Rent-A-Center, Inc.(b)(d)                              221,250      6,480,413

HOUSEHOLD PRODUCTS--3.3%
Church & Dwight Co., Inc.(d)                            98,000      3,832,780

INDUSTRIAL CONGLOMERATES--2.4%
Teleflex, Inc.(d)                                       50,610      2,815,940

INDUSTRIAL MACHINERY--2.3%
Donaldson Co., Inc.(d)                                  73,200      2,701,080

INSURANCE BROKERS--2.5%
Brown & Brown, Inc.(d)                                  95,600      2,921,536

IT CONSULTING & OTHER SERVICES--3.8%
SRA International, Inc. Class A(b)(d)                  148,000      4,448,880

LIFE & HEALTH INSURANCE--3.4%
StanCorp Financial Group, Inc.(d)                       89,000      3,972,070


                                                       SHARES        VALUE
                                                     ----------   -----------

OFFICE ELECTRONICS--2.5%
Zebra Technologies Corp. Class A(b)(d)                  79,300   $  2,834,182

OFFICE SERVICES & SUPPLIES--2.2%
Mine Safety Appliances Co.(d)                           70,000      2,494,800

OIL & GAS EQUIPMENT & SERVICES--4.7%
Universal Compression Holdings, Inc.(b)                101,000      5,398,450

PAPER PACKAGING--4.6%
Bemis Co., Inc.(d)                                     162,944      5,354,340

PROPERTY & CASUALTY INSURANCE--3.8%
Philadelphia Consolidated Holding Co.(b)(d)            110,000      4,375,800

REGIONAL BANKS--4.9%
UCBH Holdings, Inc.(d)                                 322,000      5,622,120

REINSURANCE--4.4%
Reinsurance Group of America, Inc.(d)                   98,600      5,120,298

SEMICONDUCTORS--4.1%
Microchip Technology, Inc.(d)                          148,000      4,798,160

SPECIALIZED CONSUMER SERVICES--3.8%
Regis Corp.(d)                                         123,000      4,409,550

SPECIALTY CHEMICALS--2.5%
Valspar Corp. (The)(d)                                 109,040      2,900,464
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $90,268,946)                                     115,415,315
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $90,268,946)                                     115,415,315
                                                                 ------------


SHORT-TERM INVESTMENTS--20.2%


MONEY MARKET MUTUAL FUNDS--19.6%
State Street Navigator Prime Plus
  (5.32% seven day effective yield)(c)              22,760,911     22,760,911


                                                       PAR VALUE
                                                          (000)      VALUE
                                                       ---------  -----------
COMMERCIAL PAPER(e)--0.6%
UBS Americas 5.34%, 10/2/06                              $ 683   $    682,898
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $23,443,809)                                      23,443,809
-----------------------------------------------------------------------------

PHOENIX SMALL-MID CAP FUND



TOTAL INVESTMENTS--119.9%
(IDENTIFIED COST $113,712,755)                                    138,859,124(a)

Other assets and liabilities, net--(19.9)%                        (23,042,707)
                                                                 ------------
NET ASSETS--100.0%                                               $115,816,417
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,148,982 and gross depreciation of $1,002,614 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $113,712,756.
(b) Non-income producing.
(c) Represents security purchased with cash collateral received for securities on loan.
(d) All or a portion of security is on loan.
(e) The rate shown is the discount rate.

PHOENIX ASSET TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix Asset Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


   B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


   C. SECURITY LENDING

       Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

PHOENIX ASSET TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

       The CA Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issues of California municipal securities to pay principal and interest on their obligations. At September 30, 2006, the CA Intermediate Tax-Free Bond Fund was 99% invested in Municipal Tax-Exempt securities, of which 97% was issued by California state municipalities.


   NOTE 3--SUBSEQUENT EVENT/MERGER
      The Board of Trustees has unanimously approved the merger of the CA Intermediate Tax-Free Bond Fund with and into the Phoenix CA Tax-Exempt Bond Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the CA Intermediate Tax-Free Bond Fund will transfer all or substantially all or its assets to the Phoenix CA Tax-Exempt Bond Fund, in exchange for shares of the Phoenix CA Tax-Exempt Bond Fund and the assumption by Phoenix CA Tax-Exempt Bond Fund of all the liabilities of the CA Intermediate Tax-Free Bond Fund. Following the exchange, the CA Intermediate Tax-Free Bond Fund will distribute the shares of the Phoenix CA Tax-Exempt Bond Fund to its shareholders pro rata, in liquidation of the CA Intermediate Tax-Free Bond Fund. The merger took place on October 6, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Asset Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------

 * Print the name and title of each signing officer under his or her signature.